Leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of non-current and current obligations under finance leases

Obligations under finance leases comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	52,428	12,577	65,005	68,088	12,551	80,639
Other finance leases	1,044	422	1,466	1,625	369	1,994
Total	53,472	12,999	66,471	69,713	12,920	82,633

Schedule of non-current payment obligations under finance leases by maturity

The detail, by maturity, of the non-current payment obligations under finance leases as of December 31, 2018 is as follows:

	2020	2021	2022	Total
	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	13,199	13,849	25,380	52,428
Other finance leases	618	426	—	1,044
Total	13,817	14,275	25,380	53,472

Schedule of minimum lease payments under finance lease

Future net minimum lease payments under finance leases together with the future finance charges are as follows:

	Undiscounted minimum lease payments		Present value of minimum lease payments
	2018	2017	2018	2017
	US$'000	US$'000	US$'000	US$'000
Within 1 year	13,362	13,281	12,999	12,920
Between 1 and 5 years	61,556	82,683	53,472	69,713
After 5 years	—	—	—	—
Total minimum lease payments	74,918	95,964	66,471	82,633
Less: amounts representing finance lease charges	8,447	13,331	—	—
Present value of minimum lease payments	66,471	82,633	66,471	82,633

Schedule of minimum lease payments on operating leases by maturity

Expenses associated with operating leases are recorded in Other Operating Expenses in the consolidated income statement, and the minimum lease payments on operating leases at December 31, are as follows:

	2018	2017
	US$'000	US$'000
Within one year	9,684	12,105
Between one and five years	20,847	27,277
After five years	732	3,347
Total	31,263	42,729